Related Parties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
The following is a summary of assets, liabilities, and income and expense transactions with all related parties, shareholders, directors and managers:

	(in thousands)
	September 30, 2015	December 31, 2014
Assets
Due from ESW LLC	$20,477	$13,814
Due from VS	8,351	7,979
Due from UT ESW	—	2,000
Due from other related parties	2,787	4,534
	$31,615	$28,327
Long term payment agreement from VS	$2,536	$4,220
Liabilities
Due to A Construir S.A.	$550	$995
Due to other related parties	940	461
	$1,490	$1,456

	(in thousands)
	Three months ended September 30,		Nine months ended September 30,
	2015	2014	2015	2014
Revenues
Sales to ESW LLC	$14,366	$8,872	$37,264	$27,023
Sales to VS	1,229	1,662	3,828	8.898
Sales to UT ESW	(662)	30	—	145
Expenses
Fees paid to directors and officers	$235	$32	$1,012	$653
Payments to other related parties*	288	(89)	1,126	1,073

* Payments to other related parties in 2015 and 2014 consists of donations to Fundación Tecnoglass.

The following is a summary of assets, liabilities, and income and expense transactions with all related parties, shareholders, directors and managers:

	At December 31, 2014	At December 31, 2013
Current Assets
Due from ESW LLC	$13,814	$11,823
Due from VS	7,979	5,050
Due from UT ESW	2,001	3,199
Due from other related parties	4,534	1,346
	$28,327	$21,418
Trade receivable from VS	$4,220	$5,722
Liabilities
Due to A Construir S.A.	$(995)	$(2,314)
Due to UT SB	—	(1,287)
Due to Construseñales S.A.	—	(3,633)
Due to other related parties	(461)	(1,163)
	$(1,456)	$(8,397)
Sales to other related parties was less than $0.1 million in the year ended December 31, 2014 and 2013.

	Year Ended
	2014	2013
Revenues–
Sales to ESW LLC and VS	$47,630	$28,788
Expenses–
Fees paid to Directors and Officers	1,327	408
Paid to other related parties	3,549	512